Business Combination, Significant Transaction and Sale of Business (Details 15) - Ono Apps Ltd [Member] $ in Thousands	May 07, 2015 USD ($)
Disclosure of detailed information about business combination [line items]
Net Assets	$ 86
Intangible assets	420
Deferred tax liabilities	(111)
Goodwill	1,107
Total assets acquired	$ 1,502